BUSINESS COMBINATION (Narrative) (Details) € in Thousands, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2019 EUR (€)	Jul. 17, 2017 EUR (€)	Jul. 17, 2017 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 EUR (€)	Feb. 23, 2021	Apr. 20, 2020 EUR (€)
Business Acquisition [Line Items]
Impairment of goodwill | ¥						¥ 129,752		¥ 0
Redeemable Noncontrolling Interest, Equity, Redemption Value	€ 3,745								€ 3,745
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value											€ 1,900
Percentage of Shares subject to Repurchase	7.00%
Multi Group [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired		93.00%	93.00%
Discount rate (as a percent)			16.00%			17.50%	17.50%	17.50%	17.50%
Long-term sustainable growth rate (as a percent)			2.00%			2.00%	2.00%	2.00%	2.00%
Impairment of goodwill | ¥						¥ 129,752
Impairment of intangible assets | ¥						181,845
Contributed revenues to the Group				¥ 14,929	€ 1,888	¥ 35,596	€ 4,612	¥ 105,511	€ 13,507
Business Combination, Consideration Transferred			€ 49,800
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value									€ 2,504
Noncontrolling Interest, Ownership Percentage by Parent				7.00%	7.00%		7.00%		7.00%	16.60%
Fair Values Assumptions Expected Volatility Rate			3.00%			5.50%	5.50%	5.50%	5.50%
Business Combination, Separately Recognized Transactions, Net Gains and Losses				¥ 8,590	€ 1,086	¥ 23,185	€ 3,004	¥ 18,050	€ 2,311
Foreign Currency Exchange Rate, Translation							7.8155		7.8473
Fair Value Of Non Controlling Interest		€ 2,915
Redeemable Noncontrolling Interest, Equity, Redemption Value							€ 1,900
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value							€ 1,900